Convertible Preferred Shares - Schedule of Convertible Preferred Shares (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Convertible preferred shares, shares authorized (in shares)	0	33,295,097
Convertible preferred shares, shares issued (in shares)	0	29,878,116
Convertible preferred shares, shares outstanding (in shares)	0	29,878,116	26,977,290	24,496,805
Carrying Value	$ 0	$ 159,564	$ 105,354	$ 62,974
Aggregate Liquidation Preference	$ 0	$ 165,558
Series A
Temporary Equity [Line Items]
Convertible preferred shares, shares authorized (in shares)		6,228,199
Convertible preferred shares, shares issued (in shares)		6,228,199
Convertible preferred shares, shares outstanding (in shares)		6,228,199
Carrying Value		$ 1,612
Aggregate Liquidation Preference		$ 1,619
Series B
Temporary Equity [Line Items]
Convertible preferred shares, shares authorized (in shares)		5,093,025
Convertible preferred shares, shares issued (in shares)		4,667,700
Convertible preferred shares, shares outstanding (in shares)		4,667,700
Carrying Value		$ 3,926
Aggregate Liquidation Preference		$ 3,921
Series C
Temporary Equity [Line Items]
Convertible preferred shares, shares authorized (in shares)		7,465,072
Convertible preferred shares, shares issued (in shares)		7,356,972
Convertible preferred shares, shares outstanding (in shares)		7,356,972
Carrying Value		$ 24,438
Aggregate Liquidation Preference		$ 24,572
Series D
Temporary Equity [Line Items]
Convertible preferred shares, shares authorized (in shares)		6,243,934
Convertible preferred shares, shares issued (in shares)		6,243,934
Convertible preferred shares, shares outstanding (in shares)		6,243,934
Carrying Value		$ 32,998
Aggregate Liquidation Preference		$ 33,093
Series E
Temporary Equity [Line Items]
Convertible preferred shares, shares authorized (in shares)		6,831,725
Convertible preferred shares, shares issued (in shares)		5,381,311
Convertible preferred shares, shares outstanding (in shares)		5,381,311
Carrying Value		$ 96,590
Aggregate Liquidation Preference		$ 102,353
Series E-1
Temporary Equity [Line Items]
Convertible preferred shares, shares authorized (in shares)		1,433,142
Convertible preferred shares, shares issued (in shares)		0
Convertible preferred shares, shares outstanding (in shares)		0
Carrying Value		$ 0
Aggregate Liquidation Preference		$ 0